OTHER INCOME	12 Months Ended
Dec. 31, 2021
Disclosure Of Government Grants [Abstract]
OTHER INCOME	OTHER INCOMEOther income related to grants and amounted to US$2.6 million in 2021 (2020: US$1.8 million; 2019: US$0.5 million). The grants are annual payroll-tax reimbursement granted by the Dutch and French governments for research and development activities actually conducted by the Company in those countries.